Eaton Vance
Arizona Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.1%
Security	Principal Amount (000's omitted)	Value
Education — 11.1%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 252,885
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	1,050	1,057,738
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/44	450	483,781
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	50,563
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	475	438,549
Arizona State University, 5.00%, 7/1/36	1,150	1,160,879
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	201,613
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	382,167
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/41(1)	500	461,130
4.25%, 7/1/44	500	463,685
Northern Arizona University, 5.00%, 6/1/38	1,000	1,023,300
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	500,745
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,000	1,006,340
University of Arizona:
5.00%, 6/1/38	1,500	1,536,615
5.00%, 6/1/42	1,000	1,053,510
		$10,073,500
Electric Utilities — 4.0%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	$1,500	$ 1,467,825
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/45	1,000	1,067,290
5.00%, 1/1/50	1,000	1,071,520
		$ 3,606,635
General Obligations — 13.0%
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/37	$750	$ 763,613
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	2,000	1,991,320
Glendale, AZ:
5.00%, 7/1/40	550	614,097
5.00%, 7/1/41	1,250	1,388,912
5.00%, 7/1/43	550	601,117
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/42	$1,550	$ 1,548,682
Puerto Rico:
0.00%, 7/1/33	750	512,865
5.625%, 7/1/29	1,000	1,076,350
Tempe, AZ:
5.00%, 7/1/43	1,000	1,096,820
5.00%, 7/1/44	2,000	2,205,220
		$11,798,996
Hospital — 14.6%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals):
5.00%, 12/1/39	$1,665	$ 1,666,898
5.00%, 12/1/42	1,000	1,001,140
Arizona Industrial Development Authority, (Phoenix Children's Hospital):
4.00%, 2/1/50	1,500	1,418,205
(LOC: TD Bank, N.A.), 4.00%, 2/1/48(2)	1,190	1,190,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	493,420
4.00%, 1/1/48	2,350	2,268,901
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	422,756
Phoenix Industrial Development Authority, AZ, (Mayo Clinic):
3.75%, 11/15/57	1,000	898,780
(SPA: Northern Trust Co.), 3.83%, 11/15/52(2)	1,800	1,800,000
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center):
5.00%, 8/1/32	1,005	1,007,171
5.00%, 8/1/41	1,000	1,089,230
		$13,256,501
Housing — 8.2%
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	$1,000	$ 1,018,420
Arizona Industrial Development Authority, (University at West Glendale), 5.00% to 9/1/26 (Put Date), 3/1/45	1,000	1,025,150
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.10%, 9/1/36	530	523,714
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	1,000	1,000,930
(FHLMC), (FNMA), (GNMA), 4.85%, 9/1/54	300	303,288
(GNMA), 4.45%, 9/1/44	1,000	1,001,410

Eaton Vance
Arizona Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	$500	$ 510,045
5.00%, 7/1/44	250	253,140
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	428,326
5.00%, 7/1/37	500	510,025
Pima County Industrial Development Authority, AZ, SFMR:
(GNMA), 4.45%, 7/1/44	375	374,887
(GNMA), 4.60%, 7/1/49	475	478,173
		$ 7,427,508
Industrial Development Revenue — 7.0%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,048,860
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	500	444,705
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	850	839,579
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 3.50%, 4/1/29(3)	1,000	1,000,000
Yavapai County Industrial Development Authority, AZ, (Waste Management, Inc.), (AMT), 4.25%, 3/1/28	2,000	2,007,920
		$ 6,341,064
Insured - Electric Utilities — 0.8%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$485	$ 477,453
Series SS, (NPFG), 5.00%, 7/1/25	245	244,319
		$ 721,772
Insured - General Obligations — 12.3%
Cartwright Elementary School District No. 83, AZ:
(AGM), 5.25%, 7/1/42	$1,390	$ 1,512,306
(BAM), 5.00%, 7/1/43	650	705,270
Marana Unified School District No. 6, AZ:
(AGM), 5.00%, 7/1/41	750	820,162
(AGM), 5.00%, 7/1/42	725	789,742
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,700,118
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	2,172,449
Phoenix Elementary School District No. 1, AZ:
(BAM), 4.00%, 7/1/44(4)	725	715,089
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Phoenix Elementary School District No. 1, AZ: (continued)
(BAM), 5.00%, 7/1/43(4)	$1,140	$ 1,235,270
Vail Unified School District No. 20, AZ, (BAM), 4.00%, 7/1/43	500	499,325
		$11,149,731
Insured - Hospital — 0.6%
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/49	$500	$ 491,130
		$ 491,130
Insured - Lease Revenue/Certificates of Participation — 1.6%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AGM), 4.125%, 6/1/42	$500	$ 498,890
(AGM), 4.25%, 6/1/47	1,000	988,250
		$ 1,487,140
Insured - Special Tax Revenue — 4.2%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), Prerefunded to 7/1/25, 5.00%, 7/1/30	$1,250	$ 1,264,437
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	1,992,558
Sedona, AZ, Excise Tax Revenue:
(AGM), 5.00%, 7/1/42	250	268,500
(AGM), 5.00%, 7/1/54	250	261,823
		$ 3,787,318
Other Revenue — 1.6%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,470,541
		$ 1,470,541
Senior Living/Life Care — 1.7%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 500,790
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	195	190,057
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	379,297
4.00%, 12/1/30	500	496,255
		$ 1,566,399

Eaton Vance
Arizona Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 6.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 199,694
Bullhead City, AZ, Excise Taxes Revenue:
0.75%, 7/1/25	40	38,956
1.30%, 7/1/28	500	458,270
2.10%, 7/1/36	580	455,880
2.55%, 7/1/46	1,250	870,588
4.00%, 7/1/32	275	281,515
Marana, AZ, Pledged Excise Tax Revenue:
4.00%, 7/1/44	1,000	1,001,000
5.00%, 7/1/36	200	213,676
Maricopa, AZ, Pledged Revenue, 5.25%, 7/15/42	600	667,170
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	994,020
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	1,002,290
		$ 6,183,059
Transportation — 4.4%
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	$1,500	$ 1,498,470
(AMT), 4.00%, 7/1/38	1,000	995,090
(AMT), 5.00%, 7/1/49	1,455	1,482,238
		$ 3,975,798
Water and Sewer — 7.2%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,526,835
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	1,000	986,550
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	860,912
5.00%, 7/1/39	1,000	1,119,490
5.25%, 7/1/47	1,800	1,985,580
		$ 6,479,367
Total Tax-Exempt Municipal Obligations (identified cost $89,118,604)		$89,816,459

Taxable Municipal Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$70	$ 69,032
		$ 69,032
General Obligations — 0.6%
Maricopa, AZ, 5.09%, 7/1/25	$500	$ 502,255
		$ 502,255
Special Tax Revenue — 0.7%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 677,272
		$ 677,272
Total Taxable Municipal Obligations (identified cost $1,420,000)		$ 1,248,559

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$452	$ 438,695
Total Trust Units (identified cost $447,393)		$ 438,695
Total Investments — 101.0% (identified cost $90,985,997)		$91,503,713
Other Assets, Less Liabilities — (1.0)%		$ (929,474)
Net Assets — 100.0%		$90,574,239
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $4,481,381 or 4.9% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.

Eaton Vance
Arizona Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(4)	When-issued security.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 18.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 12.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at October 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$89,816,459	$ —	$89,816,459
Taxable Municipal Obligations	—	1,248,559	—	1,248,559
Trust Units	—	438,695	—	438,695
Total Investments	$ —	$91,503,713	$ —	$91,503,713

Eaton Vance
Arizona Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.